World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	189,449,062.71	15,820
Yield Supplement Overcollateralization Amount at 04/30/15	2,114,995.21	0
Receivables Balance at 04/30/15	191,564,057.92	15,820
Principal Payments	9,677,029.53	342
Defaulted Receivables	218,847.36	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	1,935,392.06	0
Pool Balance at 05/31/15	179,732,788.97	15,466

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	25.43%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	8,087,975.50
Actual Overcollateralization	8,087,975.50

Weighted Average APR	3.51%
Weighted Average APR, Yield Adjusted	4.53%
Weighted Average Remaining Term	33.25

Delinquent Receivables:
Past Due 31-60 days	3,346,597.45	217
Past Due 61-90 days	623,505.07	43
Past Due 91 + days	119,274.24	10
Total	4,089,376.76	270

Total 31+ Delinquent as % Ending Pool Balance	2.28%

Recoveries	143,428.06

Aggregate Net Losses/(Gains) - May 2015	75,419.30
Current Net Loss Ratio (Annualized)	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	10,372,372.39
Advances	2,247.78
Investment Earnings on Cash Accounts	1,508.53
Servicing Fee	(159,636.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,216,491.99

Distributions of Available Funds
(1) Class A Interest	102,598.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,191,065.92
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,087,975.50
(7) Distribution to Certificateholders	822,183.52
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,216,491.99

Servicing Fee	159,636.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 05/15/15	180,923,854.89
Principal Paid	9,279,041.42
Note Balance @ 06/15/15	171,644,813.47

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-3
Note Balance @ 05/15/15	59,066,854.89
Principal Paid	9,279,041.42
Note Balance @ 06/15/15	49,787,813.47
Note Factor @ 06/15/15	28.2885304%

Class A-4
Note Balance @ 05/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	107,515,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	14,342,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	115,267.05
Total Principal Paid	9,279,041.42
Total Paid	9,394,308.47

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	30,025.65
Principal Paid	9,279,041.42
Total Paid to A-3 Holders	9,309,067.07

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1685543
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5686868
Total Distribution Amount	13.7372411

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1706003
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.7218263
Total A-3 Distribution Amount	52.8924266

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	128.36
Noteholders' Principal Distributable Amount	871.64

Account Balances	$ Amount

Advances
Balance as of 04/30/15	31,748.70
Balance as of 05/31/15	33,996.48
Change	2,247.78

Reserve Account
Balance as of 05/15/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36